Long-lived Assets (Property And Equipment, net) by Geographic Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Property and equipment, net	$ 50,469	$ 35,537	$ 30,195
Taiwan
Segment Reporting Information [Line Items]
Property and equipment, net	32,014	28,739	24,066
United States
Segment Reporting Information [Line Items]
Property and equipment, net	274	142	54
Korea
Segment Reporting Information [Line Items]
Property and equipment, net	1,891	2,477	1,773
China
Segment Reporting Information [Line Items]
Property and equipment, net	16,268	4,163	4,266
Japan
Segment Reporting Information [Line Items]
Property and equipment, net	$ 22	$ 16	$ 36